Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 8,128,790	$ 7,770,556
Allowance for uncollectible accounts receivable	(7,720,556)	(7,770,556)	$ (7,770,556)
Accounts receivable, net	$ 408,234